UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Hennessy Select SPARX Japan Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 90.80%
Consumer Discretionary - 20.08%
Asics Corp.	350,000	$3,459,691
Isuzu Motors, Ltd.	565,000	1,661,091
Ryohin Keikaku Co., Ltd.	56,400	2,082,482
Shimano, Inc.	48,200	2,449,193
Toyota Motor Corp.	49,800	1,758,088
		11,410,545
Consumer Staples - 11.21%
Kao Corp.	130,400	3,085,104
Unicharm Corp.	27,600	3,284,079
		6,369,183
Financials - 2.80%
Mizuho Financial Group, Inc.	411,400	671,421
Sumitomo Mitsui Financial Group, Inc.	29,700	919,928
		1,591,349
Health Care - 7.41%
Mani, Inc.	15,000	527,809
Rohto Pharmaceutical Co., Ltd.	229,000	2,812,304
Terumo Corp.	16,600	871,358
		4,211,471
Industrials - 25.96%
Daikin Industries Ltd.	33,100	1,227,912
Itochu Corp.	222,000	1,731,906
Komatsu, Ltd.	75,200	1,580,684
Marubeni Corp.	414,000	2,223,462
Misumi Group, Inc.	160,500	3,087,574
Mitsubishi Corp.	155,400	3,361,799
Sumitomo Corp.	144,900	1,539,652
		14,752,989
Information Technology - 8.01%
Keyence Corp.	18,400	4,238,208
Toshiba Corp.	60,000	313,907
		4,552,115
Materials - 15.33%
Fuji Seal International, Inc.	155,100	3,403,780
JFE Holdings, Inc.	10,900	337,491
Sumitomo Metal Industries, Ltd.	451,000	1,091,024
Sumitomo Metal Mining Co., Ltd.	113,000	1,504,138
Taiyo Nippon Sanso Corp.	271,000	2,374,524
		8,710,957
TOTAL COMMON STOCKS (Cost $53,467,827)		$51,598,609

	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 8.48%
Money Market Funds - 8.48%
Federated Government Obligations Fund - Institutional Class
0.062% (a)	2,208,158	$2,208,158
Fidelity Government Portfolio - Institutional Class
0.077% (a)	2,611,633	2,611,633
		4,819,791
TOTAL SHORT-TERM INVESTMENTS (Cost $4,819,791)		$4,819,791
Total Investments (Cost $58,287,618) - 99.28%		$56,418,400
Other Assets in Excess of Liabilities - 0.72%		409,730
TOTAL NET ASSETS - 100.00%		$56,828,130

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$58,299,549
	Gross unrealized appreciation	6,966,653
	Gross unrealized depreciation	(8,847,802)
	Net unrealized depreciation	$(1,881,149)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 11,410,545	$ -	$ -	11,410,545
Consumer Staples	6,369,183	-	-	6,369,183
Financials	1,591,349	-	-	1,591,349
Health Care	4,211,471	-	-	4,211,471
Industrials	14,752,989	-	-	14,752,989
Information Technology	4,552,115	-	-	4,552,115
Materials	8,710,957	-	-	8,710,957
Total Common Stock	$ 51,598,609	$ -	$ -	$ 51,598,609

Short-Term Investments	$ 4,819,791	$ -	$ -	$ 4,819,791

Total Investments in Securities	$ 56,418,400	$ -	$ -	$ 56,418,400

Hennessy Select SPARX Japan Smaller Companies Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.60%
Consumer Discretionary - 20.61%
ASKUL Corp.	16,300	$319,981
Bals Corp.	287	326,880
Fujitsu General Ltd.	74,000	409,422
Honeys Co., Ltd	19,810	332,479
Ikyu Corp.	304	202,327
Nippon Seiki Co., Ltd.	26,000	285,896
Otsuka Kagu, Ltd.	29,500	267,701
Press Kogyo Co., Ltd.	97,000	280,688
Sankyo Seiko Co., Ltd.	35,200	100,228
Seria Co., Ltd.	74	128,137
Tohokushinsha Film Corp.	49,700	249,665
Village Vanguard Co., Ltd.	52	186,081
Wowow, Inc.	74	145,610
		3,235,095
Consumer Staples - 1.61%
Cawachi Ltd.	13,600	252,024

Financials - 6.60%
Anicom Holdings, Inc. (a)	7,400	274,518
RISA Partners, Inc.	343	150,468
Suruga Bank, Ltd.	40,000	360,669
Tokyo Tomin Bank, Ltd.	22,800	249,918
		1,035,573
Health Care - 6.36%
Message Co., Ltd.	133	307,118
Paramount Bed Co., Ltd.	9,500	311,074
So-net M3, Inc.	90	380,161
		998,353
Industrials - 36.91%
Aica Kogyo Co., Ltd.	14,600	166,963
Anest Iwata Corp.	93,000	311,094
Asunaro Aoki Construction., Ltd.	53,500	241,970
Benefit One, Inc.	332	244,019
Daimei Telecom Engineering Corp.	40,000	302,332
Hirano Tecseed Co., Ltd.	15,000	139,418
Ichinen Holdings Co., Ltd.	29,100	125,973
Kito Corp.	148	154,861
Kyosan Electric Manufacturing Co., Ltd.	64,000	282,979
Nippon Yusoki Co., Ltd.	140,000	345,159
Nitto Kogyo Corp.	27,200	244,625
NPC Inc.	15,600	313,824
Prestige International, Inc.	178	296,066
SBS Holdings, Inc.	430	343,423
Senko Co., Ltd.	96,000	301,129
Shin Nippon Air Technologies Co., Ltd.	35,200	244,051
Skymark Airlines Inc.	33,400	241,459
Takeei Corp.	24,300	329,082
Teraoka Seisakusho Co., Ltd.	71,500	330,210
Toshin Group Co., Ltd.	14,600	337,982
Uchida Yoko Co., Ltd.	66,000	204,734
Yushin Precision Equipment Co., Ltd.	16,500	292,013
		5,793,366

Information Technology - 15.51%
Elecom Co., Ltd.	39,200	389,754
Macnica, Inc.	15,200	333,047
Nippon Chemi-con Corp.	75,000	332,692
SRA Holdings, Inc.	28,100	257,924
Tamura Corp.	102,000	338,839
Works Applications Co., Ltd.	571	262,715
Yamaichi Electronics Co., Ltd. (a)	73,700	302,921
Yokowo Co., Ltd.	35,800	217,547
		2,435,439
Materials - 8.38%
Adeka Corp.	30,000	293,767
Fujikura Kasei Co., Ltd.	37,800	232,326
JSP Corp.	11,000	72,665
Ohara, Inc.	9,300	145,644
Shinagawa Refractories Co., Ltd.	77,000	209,445
Tokyo Tekko Co., Ltd.	52,000	126,998
Ube Material Industries, Ltd.	21,000	50,315
Wood One Co., Ltd.	50,000	184,038
		1,315,198
Utilities - 0.62%
Japan Wind Development Co., Ltd. (a)	60	97,228

TOTAL COMMON STOCKS (Cost $13,328,088)		$15,162,276

	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 4.30%
Money Market Funds - 4.30%
Fidelity Government Portfolio - Institutional Class
0.077% (b)	674,984	$674,984
TOTAL SHORT-TERM INVESTMENTS (Cost $674,984)		$674,984
Total Investments (Cost $14,003,072) - 100.90%		$15,837,260
Liabilities in Excess of Other Assets - (0.90)%		(142,033)
TOTAL NET ASSETS - 100.00%		$15,695,227

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Cost of investments	$14,440,572
Gross unrealized appreciation	2,436,504
Gross unrealized depreciation	(1,039,816)
Net unrealized appreciation	$1,396,688

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 3,235,095	$ -	$ -	3,235,095
Consumer Staples	252,024	-	-	252,024
Financials	1,035,573	-	-	1,035,573
Health Care	998,353	-	-	998,353
Industrials	5,793,366	-	-	5,793,366
Information Technology	2,435,439	-	-	2,435,439
Materials	1,315,198	-	-	1,315,198
Utlilities	97,228	-	-	97,228
Total Common Stock	$ 15,162,276	$ -	$ -	$ 15,162,276

Short-Term Investments	$ 674,984	$ -	$ -	$ 674,984

Total Investments in Securities	$ 15,837,260	$ -	$ -	$ 15,837,260

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hennessy SPARX Funds Trust

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date          9/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date         9/22/10

By (Signature and Title)*            /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date         9/22/10